UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [x]; Amendment Number:       1
                                               --------------
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  OMERS Administration Corporation
       One University Avenue
       Suite 800
       Toronto, Ontario
       M5J 2P1
       Canada

Form 13F File Number: 028-12070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Jenny Tsouvalis
Title: Senior Vice-President, Investment Operations & Applications
Phone: (416) 947-7201

Signature, Place, and Date of Signing:

[signed]  "Jenny Tsouvalis"     Toronto, ON Canada          March 5, 2009
---------------------------     ------------------          ------------
[Signature]                     [City, State]               [Date]

Report Type:

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[x]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.     Form 13F File Number    Name
6201    28-06174                Franklin Templeton Int'l
6207    28-04731                Schroder Asset Mgmt Pacific Rim portfolio
6219    28-06174                Franklin Templeton Emerging Market
6226    28-04134                J.P. Morgan Investment Mgmt Inc.
6228    28-03946                Barclays Global Investors Canada Ltd.
6229    28-05990                Acadian Asset Mgmt Inc.
6230    28-03743                Marathon Asset Mgmt Ltd.
6231    28-01222                Tweedy Browne Co. LLC
6232    28-06518                First State Investments
6251    28-06854                Relational Investor LLC

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         --------------------------

Form 13F Information Table Entry Total:  2
                                         --------------------------

Form 13F Information Table Value Total:  US $ 511
                                         --------------------------
                                         (thousands)

List of Other Included Managers:

None

           FORM 13F INFORMATION TABLE : OMERS as at MARCH 31, 2008

               Col 1                         Col 2        Col 3      Col 4           Col 5         Col6 Col 7           Col 8
                                                                      US$
                                                                     Value     Shrs or    Sh/ Put/ Invt Other      Voting Authority
Name of Issuer                           Title of Class   Cusip     (x$1000)   Prn Amt    Prn Call Disc Mngrs      Sole   Shrd None

ENERPLUS RES FD UNIT TR G NEW            UNIT TR G NEW  29274D604        272      6,244   SH       SOLE             6,244 0    0
TRANSALTA CORP COM                       COM            89346D107        240      7,700   SH       SOLE             7,700 0    0
                                                                   ---------
                                                                         511
                                                                   =========